Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Trade receivable	$ 952,443	$ 913,458
Government grants receivable	55,000		$ 77,556
	$ 1,007,443	$ 913,458